Document and Entity Information	Oct. 05, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820302
Document Type	8-K
Document Period End Date	Oct. 05, 2021
Entity Registrant Name	VPC Impact Acquisition Holdings
Entity Incorporation State Country Code	E9
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	Victory Park Capital Advisors, LLC
Entity Address, Address Line Two	150 North Riverside Plaza
Entity Address, Address Line Three	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	701-1777
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Half Of One Warrant To Purchase One Class A Ordinary Share 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Warrant to purchase one Class A ordinary share
Trading Symbol	VIHAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares 0.0001 Par Value Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	VIH
Security Exchange Name	NASDAQ
Warrants To Purchase Class A Ordinary Shares 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A ordinary shares
Trading Symbol	VIHAW
Security Exchange Name	NASDAQ